Notes receivable, noncurrent	12 Months Ended
Dec. 31, 2021
Receivables [Abstract]
Notes receivable, noncurrent

Note 14.     Notes receivable, noncurrent

Notes receivable, noncurrent consisted of the following:

	As at December 31,	As at December 31,
USD'000	2021	2020
Long-term receivable from, and loan, to shareholders	187	144
Long-term receivable from, and loan to, other related parties	3	39
Total notes receivable, noncurrent	190	183

As at December 31, 2021, noncurrent notes receivable were made up of:

-	several loans to employees who are shareholders in relation to the outstanding employee social charges and tax deducted at source for the exercise of their ESOP options (see Note 35). These loans do not bear interest. The total loan amount as at December 31, 2021 was CHF 170,226 (USD 186,692).

-	a loan to an employee that is not a shareholder in relation to the outstanding employee social charges for the exercise of their ESOP options (see Note 35). This loan does not bear interest. The total loan amount as at December 31, 2021 was CHF 3,322 (USD 3,643).